Intangible Assets (Details) - USD ($)			6 Months Ended
	Jan. 16, 2023	Jan. 10, 2023	Jun. 30, 2024
Intangible Assets [Line Items]
Consideration amount paid			$ 6,000,000
Financial through intellectual property amount			3,000,000
Agreement payments amount	$ 2,400,000	$ 600,000
Payment not paid			$ 3,000,000